Other Receivables- Long Term	12 Months Ended
Dec. 31, 2022
Trade and other non-current receivables [abstract]
Other Receivables- Long Term
Note 8:	Other Receivables- Long Term

	December 31,
	2022	2021

Income receivables	180	280
Restricted bank deposits (1)	184	189

	364	469

(1)	Restricted bank deposits which are primarily used as security for the Company’s office leases.